Leases - Summary Balance Sheet Classification of Operating Leases and Weighted Average Remaining Lease Term and Discount Rate (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Lease Assets
Operating lease right-of-use assets	$ 181	$ 356	$ 582	$ 1,009
Total lease assets	181	356	582
Lease Liabilities
Operating lease liabilities, current	190	248	239	222
Operating lease liabilities, net of current portion		127	375	$ 844
Total lease liabilities	$ 190	$ 375	$ 614
Weighted-average remaining lease term --- operating leases (years)	9 months	1 year 6 months	2 years 6 months
Weighted-average discount rate --- operating leases	3.75%	3.75%	3.75%